BASIC AND DILUTED LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
BASIC AND DILUTED LOSS PER SHARE
Schedule of Basic and Diluted Loss Per Share
	2023	2022
Loss attributable to shareholders	$20,996	$24,442
Weighted average number of shares outstanding (000s)	530,272	529,779